TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

20.TRADE AND OTHER RECEIVABLES

	Group	Group
	2023	2022
	$’000	$’000
Trade and other receivables	1,131	—
Prepaids	1,355	—
Mining equipment prepayments	—	5,978
Other taxation and social security	1,349	824
Total trade and other receivables	3,835	6,802

Within other taxation and social security is a provision against GST/QST/VAT receivable of $2,325,000 in relation to ongoing matters in connection with GST Notice 324 released by the Canadian Revenue Authority, and ongoing discussions with HMRC. The Group have included the provision for prudence and upon conclusion of the matter, the Group will adjust this provision accordingly.